Victory Pioneer Equity Income Fund
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.8% of Net Assets
	Air Freight & Logistics — 3.1%
238,507	United Parcel Service, Inc., Class B	$ 25,334,213
	Total Air Freight & Logistics	$25,334,213

	Automobiles — 1.8%
1,076,727	Ford Motor Co.	$ 14,944,971
	Total Automobiles	$14,944,971

	Banks — 13.3%
565,181	Bank of America Corp.	$ 30,067,629
93,455	JPMorgan Chase & Co.	28,586,950
344,707	Truist Financial Corp.	17,724,834
366,967	Wells Fargo & Co.	33,206,844
	Total Banks	$109,586,257

	Beverages — 0.7%
35,755	PepsiCo., Inc.	$ 5,493,041
	Total Beverages	$5,493,041

	Broadline Retail — 1.1%
103,548	eBay, Inc.	$ 9,445,649
	Total Broadline Retail	$9,445,649

	Building Products — 1.7%
91,242	Carrier Global Corp.	$ 5,436,198
72,639	Owens Corning	8,705,058
	Total Building Products	$14,141,256

	Capital Markets — 11.6%
165,255	Morgan Stanley	$ 30,208,614
169,026	Northern Trust Corp.	25,257,555
82,062	Raymond James Financial, Inc.	13,610,803
202,359	State Street Corp.	26,480,699
	Total Capital Markets	$95,557,671

	Chemicals — 2.7%
150,790	LyondellBasell Industries NV, Class A	$ 7,388,710
128,021	PPG Industries, Inc.	14,803,068
	Total Chemicals	$22,191,778

	Communications Equipment — 3.6%
374,862	Cisco Systems, Inc.	$ 29,359,192
	Total Communications Equipment	$29,359,192

1Victory Pioneer Equity Income Fund | 1/31/26

Shares		Value
	Consumer Staples Distribution & Retail — 1.5%
114,981	Target Corp.	$ 12,127,046
	Total Consumer Staples Distribution & Retail	$12,127,046

	Diversified Telecommunication Services — 3.9%
742,619	Comcast Corp., Class A	$ 22,092,915
220,538	Verizon Communications, Inc.	9,818,352
	Total Diversified Telecommunication Services	$31,911,267

	Electric Utilities — 1.1%
74,319	Duke Energy Corp.	$ 9,018,611
	Total Electric Utilities	$9,018,611

	Electrical Equipment — 1.2%
23,328	Rockwell Automation, Inc.	$ 9,836,251
	Total Electrical Equipment	$9,836,251

	Entertainment — 2.8%
205,100	Walt Disney Co.	$ 23,135,280
	Total Entertainment	$23,135,280

	Food Products — 3.8%
60,308	Hershey Co.	$ 11,744,983
72,716	John B Sanfilippo & Son, Inc.	5,882,724
243,200	Kraft Heinz Co.	5,773,568
139,948	Mondelez International, Inc., Class A	8,182,760
	Total Food Products	$31,584,035

	Ground Transportation — 1.1%
38,845	Union Pacific Corp.	$ 9,132,459
	Total Ground Transportation	$9,132,459

	Health Care Equipment & Supplies — 3.7%
219,423	Medtronic Plc	$ 22,591,792
94,412	Zimmer Biomet Holdings, Inc.	8,220,453
	Total Health Care Equipment & Supplies	$30,812,245

	Health Care Providers & Services — 0.9%
26,453	Cigna Group	$ 7,251,032
	Total Health Care Providers & Services	$7,251,032

	Industrial Conglomerates — 5.5%
144,731	3M Co.	$ 22,167,000
100,498	Honeywell International, Inc.	22,865,305
	Total Industrial Conglomerates	$45,032,305

Victory Pioneer Equity Income Fund | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Insurance — 1.7%
184,067	American International Group, Inc.	$ 13,782,936
	Total Insurance	$13,782,936

	IT Services — 2.9%
19,456	Accenture Plc, Class A	$ 5,129,380
61,795	International Business Machines Corp.	18,952,526
	Total IT Services	$24,081,906

	Machinery — 2.2%
10,996	Caterpillar, Inc.	$ 7,228,330
19,961	Deere & Co.	10,539,408
	Total Machinery	$17,767,738

	Media — 0.1%
25,214(a)	Versant Media Group, Inc.	$ 821,472
	Total Media	$821,472

	Multi-Utilities — 2.0%
230,326	CMS Energy Corp.	$ 16,466,006
	Total Multi-Utilities	$16,466,006

	Oil, Gas & Consumable Fuels — 10.3%
211,744	ConocoPhillips	$ 22,070,077
597,990	Coterra Energy, Inc.	17,252,012
307,268	Exxon Mobil Corp.	43,447,695
15,122	Phillips 66	2,170,914
	Total Oil, Gas & Consumable Fuels	$84,940,698

	Pharmaceuticals — 6.5%
295,476	Bristol-Myers Squibb Co.	$ 16,265,954
99,766	Johnson & Johnson	22,671,823
303,839	Sanofi S.A. (A.D.R.)	14,292,587
	Total Pharmaceuticals	$53,230,364

	Semiconductors & Semiconductor Equipment — 2.5%
36,146	QUALCOMM, Inc.	$ 5,479,372
70,076	Texas Instruments, Inc.	15,104,882
	Total Semiconductors & Semiconductor Equipment	$20,584,254

	Specialty Retail — 4.8%
92,512	Best Buy Co., Inc.	$ 6,022,531
75,053	Lowe's Cos., Inc.	20,043,654
89,304	TJX Cos., Inc.	13,378,633
	Total Specialty Retail	$39,444,818

3Victory Pioneer Equity Income Fund | 1/31/26

Shares		Value
	Technology Hardware, Storage & Peripherals — 0.7%
57,956	NetApp, Inc.	$ 5,584,061
	Total Technology Hardware, Storage & Peripherals	$5,584,061

	Textiles, Apparel & Luxury Goods — 1.0%
138,600	NIKE, Inc., Class B	$ 8,566,866
	Total Textiles, Apparel & Luxury Goods	$8,566,866

	Total Common Stocks (Cost $598,528,413)	$821,165,678

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
579,461(b)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 579,461
		$579,461

	TOTAL SHORT TERM INVESTMENTS (Cost $579,461)	$579,461

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $599,107,874)	$821,745,139
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,098,555
	net assets — 100.0%	$822,843,694

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Victory Pioneer Equity Income Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$821,165,678	$—	$—	$821,165,678
Open-End Fund	579,461	—	—	579,461
Total Investments in Securities	$821,745,139	$—	$—	$821,745,139
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
5Victory Pioneer Equity Income Fund | 1/31/26